REVENUE RECOGNITION (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Impact of Change in Policy
Below is a summary of the impact of the revision for the three months ending March 31, 2022.
	QUARTER ENDING
	March 31, 2022		March 31, 2022
	As reported	Adjustment	Revised
Revenues	$ 6,364	$(191)	$6,173
Cost of revenues	(1,843)	191	(1,652)
Gross profit	$4,521	$ —	$4,521

Below is a summary of the impact of the revision for the previous year.
	December 31, 2021 As reported	Adjustment	December 31, 2021 Revised
Revenues	$24,024	$(662)	$23,362
Cost of revenues	(6,929)	662	(6,267)
Gross profit	$17,095	$—	$17,095
	QUARTER ENDING
	March 31, 2022 As reported	Adjustment	March 31, 2022 Revised
Revenues	$6,364	$(191)	$6,173
Cost of revenues	(1,843)	191	(1,652)
Gross profit	$4,521	$—	$4,521
	QUARTER ENDING			YEAR TO DATE
	June 30, 2022 As reported	Adjustment	June 30, 2022 Revised	June 30, 2022 As reported	Adjustment	June 30, 2022 Revised
Revenues	$6,584	$(130)	$6,454	$12,948	$(321)	$12,627
Cost of revenues	(1,998)	130	(1,868)	(3,841)	321	(3,520)
Gross profit	$4,586	$—	$4,586	$9,107	$—	$9,107
	QUARTER ENDING			YEAR TO DATE
	September 30, 2022 As reported	Adjustment	September 30, 2022 Revised	September 30, 2022 As reported	Adjustment	September 30, 2022 Revised
Revenues	$7,456	$(223)	$7,233	$20,404	$(544)	$19,860
Cost of revenues	(1,912)	223	(1,689)	(5,754)	544	(5,210)
Gross profit	$5,544	$—	$5,544	$14,650	$—	$14,650
The following table represents our revenues disaggregated by type (in thousands):
	Year ended December 31,
	2022	2021
Revenue
Brand revenue	$940	$654
Retail revenue	25,689	22,708
Total Revenue	$26,629	$23,362

Schedule of Disaggregation of Revenue
The following table represents our revenues disaggregated by type (in thousands):
	Three Months Ended March 31,
	2023	2022
Revenue
Brand revenue	$295	$189
Retail revenue	6,862	5,984
Total Revenue	$7,157	$6,173
Geographic Information
Revenue by geographical region consist of the following (in thousands):
	Three Months Ended March 31,
	2023	2022
Brand revenue
United States	$294	$ 189
Canada	1	—
Retail revenue
United States	6,663	5,844
Canada	199	140
	$7,157	$6,173

Revenue by geographical region consist of the following (in thousands):
	Year ended December 31,
	2022	2021
Brand revenue
United States	$936	$654
Canada	4	—
Retail revenue
United States	25,075	22,518
Canada	614	190
	$26,629	$23,362